Pension and Postretirement Benefits: Schedule of benefit payments, which reflect expected future service (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of benefit payments, which reflect expected future service:
Schedule of benefit payments, which reflect expected future service

	2012	2013	2014	2015	2016	2017-2021	Total
Pensions (including monthly financial support)	3,331	2,870	2,867	2,837	2,853	13,216	27,974
Other benefits	17,371	5,425	5,897	6,070	6,534	33,946	75,243
Total expected benefits to be paid	20,702	8,295	8,764	8,907	9,387	47,162	103,217